Income Taxes (Details 4) $ in Millions	12 Months Ended
Apr. 30, 2017 USD ($)
Tax Credit Carryforward [Line Items]
Related tax deduction on operating loss and tax credit carryforwards	$ 3.9
Deferred tax asset on operating loss and tax credit carryforwards	1.8
Valuation allowance on operating loss and tax credit carryforwards	0.7
Federal [Member]
Tax Credit Carryforward [Line Items]
Related tax deduction on operating loss carryforward	0.0
Deferred tax asset related to an operating loss carryforward	0.8
Valuation allowance on operating loss carryforward	$ 0.1
Expiration Date on Operating Loss Carryforwards	Apr. 30, 2022
Foreign Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Related tax deduction on operating loss carryforward	$ 0.0
Deferred tax asset related to an operating loss carryforward	0.6
Valuation allowance on operating loss carryforward	0.6
State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Related tax deduction on operating loss carryforward	3.9
Related tax deduction on tax credit carryforward	0.0
Deferred tax asset related to an operating loss carryforward	0.3
Deferred tax assets related to tax carryforwards	0.1
Valuation Allowance on Tax Credit Carryforward	0.0
Valuation allowance on operating loss carryforward	$ 0.0
Expiration Date on Tax Credit Carryforward	Apr. 30, 2027
Expiration Date on Operating Loss Carryforwards	Apr. 30, 2034
Minimum [Member] | Foreign Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Expiration Date on Operating Loss Carryforwards	Apr. 30, 2019
Maximum [Member] | Foreign Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Expiration Date on Operating Loss Carryforwards	Apr. 30, 2026